Filed Pursuant to Rule 497(e)
1933 Act File No. 333-07595
1940 Act File No. 811-07695

Hennessy Funds

June 27, 2008

Supplement to the Statement of Additional Information dated February 29, 2008

Updated Director/Trustee and Officer Tables

        The following tables show the name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Directors/Trustees and Officers of the Hennessy Funds, and replace in their entirety the tables contained in the Statement of Additional Information dated February 29, 2008. The Hennessy Cornerstone Growth Fund, Hennessy Cornerstone Growth Fund, Series II, Hennessy Focus 30 Fund, Hennessy Cornerstone Value Fund, Hennessy Total Return Fund, Hennessy Balanced Fund and Hennessy Large Cap Growth Fund (as of the date of this Supplement the Hennessy Large Cap Growth Fund had not commenced operations) are the only funds in the fund complex.

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
Disinterested Directors
J. Dennis DeSousa	Director/Trustee	Indefinite,	Currently a real estate investor.	6	None.
Age: 72		until successor
Address:		elected
c/o Hennessy Advisors, Inc.
7250 Redwood Blvd		Served since
Suite 200		January 1996
7250 Redwood Blvd.		HMFI and HFI;
Novato, CA 94945		and since July
2005 HFT
Robert T. Doyle	Director/Trustee	Indefinite,	Currently the Sheriff of Marin	6	None.
Age: 60		until successor	County, California (since 1996)
Address:		elected	and has been employed in the
c/o Hennessy Advisors, Inc.			Marin County Sheriff’s Office in
7250 Redwood Blvd.		Served since	various capacities since 1969.
Suite 200		January 1996
Novato, CA 94945		HMFI and HFI;
and since July
2005 HFT

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
Disinterested Directors (continued)

Gerald P. Richardson	Director/Trustee	Indefinite,	Chief Executive Officer and owner	6	None.
Age: 62		until successor	of ORBIS Payment Services since
Address:		elected	January 2001. In 2000, Mr.
c/o Hennessy Advisors, Inc.			Richardson was an independent
7250 Redwood Blvd.		Served since May	consultant.
Suite 200		2004 HMFI and
Novato, CA 94945		HFI; and since
July 2005 HFT
“Interested Persons” (as defined in the Investment Company Act)
Neil J. Hennessy(1)	Director/Trustee	Director/Trustee:	President, Chairman, CEO and	6	Director of
Age: 52	and Chairman	Indefinite,	Portfolio Manager of Hennessy		Hennessy
Address:	of the Board	until successor	Advisors, Inc., the Hennessy		Advisors, Inc.
c/o Hennessy Advisors, Inc.		elected	Funds’ investment adviser, since
7250 Redwood Blvd.			1989; and President of HMFI and
Suite 200		Served since	HFI from 1996 through June 2008,
Novato, CA 94945		January 1996	and President of HFT from 2005
		HMFI and HFI;	through June 2008.
and since July
2005 HFT
Officer:
1 year term
Served since
June 2008 HMFI,
HFI and HFT
Kevin A. Rowell (1)	President	1 year term	Mr. Rowell was President of	N/A	None.
Age: 47			Pioneer Funds Distributor from
Address:		Since June 2008	January 2006 through July 2007;
c/o Hennessy Advisors, Inc.		HMFI, HFI	from April 2004 through November
7250 Redwood Blvd.		and HFT	2005, Mr. Rowell was Executive
Suite 200			Vice President at Charles Schwab
Novato, CA 94945			& Co., Inc.; and from September
2002 through April 2004 was
President SAFECO Mutual Funds.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Hennessy Funds.

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
“Interested Persons” (continued)
Frank Ingarra, Jr. (1)	Assistant	1 year term	Assistant Portfolio Manager for	N/A	None.
Age: 36	Portfolio		Hennessy Advisors, Inc., the
Address:	Manager and	Since August	Hennessy Funds’ investment
c/o Hennessy Advisors, Inc.	Vice President	2002 HMFI and	adviser, from March 2002 to the
7250 Redwood Blvd.		HFI; and since	present; from August 2000 through
Suite 200		July 2005 HFT	March 2002, Mr. Ingarra was the
Novato, CA 94945			Head Trader for Hennessy
Advisors, Inc.; and from August
2002 to the present, Mr. Ingarra
has been a Vice President of the
Hennessy Funds.
Harry F. Thomas(1)	Vice	1 year term	Vice President, Chief Compliance	N/A	None.
Age: 61	President,		Officer for Hennessy Advisors,
Address:	Chief	Since September	Inc., the Hennessy Funds’
c/o Hennessy Advisors, Inc.	Compliance	2004 HMFI and	investment adviser, since 2004;
7250 Redwood Blvd.	Officer	HFI; and since	retired business executive from
Suite 200.		July 2005 HFT	2001 through 2004; and director
Novato, CA 94945			of the Hennessy Funds from 2000
to May 2004.
Ana Miner(1)	Vice President	1 year term	Has been employed by Hennessy	N/A	None.
Age: 50	of Operations		Advisors, Inc., the Hennessy
Address:		Since March 2000	Funds’ investment adviser, since
c/o Hennessy Advisors, Inc.		HMFI and HFI;	1998.
7250 Redwood Blvd.		and since July
Suite 200		2005 HFT
Novato, CA 94945
Teresa M. Nilsen(1)	Executive Vice	1 year term	Currently Executive Vice	N/A	Director of
Age: 42	President and		President, Chief Financial		Hennessy
Address:	Treasurer	Since January	Officer and Secretary of Hennessy		Advisors, Inc.
c/o Hennessy Advisors, Inc.		1996 HMFI and	Advisors, Inc., the Hennessy
7250 Redwood Blvd.		HFI; and since	Funds’ investment adviser; Ms.
Suite 200		July 2005 HFT	Nilsen has been the corporate
Novato, CA 94945			secretary and a financial officer
of Hennessy Advisors, Inc. since
1989; Ms. Nilsen has been an
officer of the Hennessy Funds
since 1996, currently she is
Executive Vice President and
Treasurer.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Hennessy Funds.

Name, Address, and Age	Position(s) Held with the Funds	Term of Office and Length of Time Served	Principal Occupation(s) Past 5 Years	Number of Portfolios in the Fund Complex Overseen by Director/Trustee	Other Directorships Held by Director/Trustee
“Interested Persons” (continued)
Daniel B. Steadman(1)	Executive Vice	1 year term	Executive Vice President of	N/A	Director of
Age: 52	President and		Hennessy Advisors, Inc., the		Hennessy
Address:	Secretary	Since March 2000	Hennessy Funds’ investment		Advisors, Inc.
c/o Hennessy Advisors, Inc.		HMFI and HFI;	adviser, from 2000 to the
7250 Redwood Blvd.		and since July	present; Mr. Steadman has been
Suite 200		2005 HFT	Executive Vice President and
Novato, CA 94945			Secretary of the Hennessy Funds
since 2000.
Tania A. Kelley(1)	Vice President	1 year term	Has been employed by Hennessy	N/A	None.
Age: 42	of Marketing		Advisors, Inc., the Hennessy
Address:		Since October	Funds’ investment adviser, since
c/o Hennessy Advisors, Inc.		2003 HMFI and	October 2003; Director of Sales
7250 Redwood Blvd.		HFI; and since	and Marketing for Comcast from
Suite 200		July 2005 HFT	2002 through 2003.
Novato, CA 94945
Brian Peery(1)	Vice President	1 year term	Has been employed by Hennessy	N/A	None.
Age: 39	of Sales		Advisors, Inc., the Hennessy
Address:		Since March 2003	Funds’ investment adviser, since
c/o Hennessy Advisors, Inc.		HMFI and HFI;	June 2002; Vice President of
7250 Redwood Blvd.		and since July	Institutional Sales and Senior
Suite 200		2005 HFT	Analyst with Brad Peery Inc. from
Novato, CA 94945			June 2000 to June 2002; from 1996
to 2002, Mr. Peery worked for
Haywood Securities where has was
a Vice President.

(1)	All Officers of the Hennessy Funds and employees of the Manager are Interested Persons of the Hennessy Funds.

* * *

The date of this Supplement is June 27, 2008.

Please retain this Supplement for future reference.